Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Deferred revenue
Summary of liabilities related to contracts with customers

DKK thousand	2021	2020

Deferred revenues at January 1 Customer	97,769	139,890
Customer payment received, cf. note 3.Revenue	0	0
recognized during the year	-30,185	-42,881
Total deferred revenue	67,584	97,769

Non-current deferred revenue	14,551	44,587
Current deferred revenue	53,033	53,182
Total deferred revenue	67,584	97,769